Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000185695 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class F
Trading Symbol	HFLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$69*	0.67%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 69	[1]
Expense Ratio, Percent	0.67%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	5.41%	5.59%	4.64%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class Y
Trading Symbol	HFLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77*	0.75%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 77	[2]
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	5.24%	5.47%	4.59%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R5
Trading Symbol	HFLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81*	0.79%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 81	[3]
Expense Ratio, Percent	0.79%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	5.16%	5.45%	4.55%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040931 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R4
Trading Symbol	HFLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$102*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 102	[4]
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	4.92%	5.20%	4.30%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040930 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class R3
Trading Symbol	HFLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128*	1.25%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 128	[5]
Expense Ratio, Percent	1.25%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	4.69%	4.94%	4.04%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035169 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class I
Trading Symbol	HFLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77*	0.75%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 77	[6]
Expense Ratio, Percent	0.75%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	5.25%	5.50%	4.58%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class C
Trading Symbol	HFLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179*	1.75%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 179	[7]
Expense Ratio, Percent	1.75%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	3.17%	4.44%	3.53%
Class C (without 1.00% contingent deferred sales charge)	4.17%	4.44%	3.53%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009916 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Floating Rate Fund
Class Name	Class A
Trading Symbol	HFLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 102	[8]
Expense Ratio, Percent	1.00%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Morningstar LSTA US Leveraged Loan Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation decisions contributed positively to relative performance, primarily driven by the Fund’s underweight allocations to the Chemicals and Automotive sectors.
  Security selection in the Consumer Cyclical Services and Food and Beverage sectors contributed positively to relative performance during the period.
Top Detractors to Performance
  Overall security selection detracted from relative performance during the period, driven primarily by selection within Media and Entertainment sectors.
  Underweights to the Health Care and Wireless sectors detracted from relative returns during the period.
The Fund held a position in total return swaps (Markit iBoxx USD Liquid High Yield Index), primarily for liquidity management and to tactically adjust its risk posture. This position had minimal impact on relative performance during the period. The Fund also utilized interest rate futures to reduce the duration of high-yield bond holdings, which similarly had little effect on relative returns. In addition, currency forwards were employed to help minimize active currency risk from investments in non-dollar-denominated securities. While the team typically evaluates currency forwards in conjunction with the securities they hedge, on a standalone basis these forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	1.78%	4.59%	3.98%
Class A (without 3.00% maximum front-end sales charge)	4.93%	5.23%	4.30%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 949,852,776
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 6,648,392
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$949,852,776
Total number of portfolio holdings	330
Total investment management fees paid	$6,648,392
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	89.9%
Corporate Bonds	2.7%
Exchange-Traded Funds	2.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
Common Stocks	0.3%
Rights	0.3%
Convertible Bonds	0.1%
Warrants	0.0%†
Other Assets & Liabilities	2.9%
Total	100.0%
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009947 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class A
Trading Symbol	HAHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	3.15%	3.80%	4.58%
Class A (without 4.50% maximum front-end sales charge)	8.01%	4.76%	5.07%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009949 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class C
Trading Symbol	HAHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.17%	3.94%	4.26%
Class C (without 1.00% contingent deferred sales charge)	7.17%	3.94%	4.26%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000049003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class I
Trading Symbol	HAHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	8.36%	5.01%	5.34%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040942 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R3
Trading Symbol	HAHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	7.82%	4.42%	4.75%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040943 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R4
Trading Symbol	HAHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	8.14%	4.74%	5.07%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040944 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R5
Trading Symbol	HAHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	8.42%	5.04%	5.39%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000227371 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class R6
Trading Symbol	HAHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	8.40%	5.12%	5.36%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Mar. 01, 2021
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009950 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class Y
Trading Symbol	HAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	8.44%	5.06%	5.33%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185702 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford High Yield Fund
Class Name	Class F
Trading Symbol	HAHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Corporate High Yield Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance in aggregate, driven primarily by positive selection in the Financial Institutions and Retailers sectors.
  Underweight allocations to the Consumer Products and Utilities sectors contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall sector allocation detracted from performance during the period, driven primarily by an overweight to the Packaging sector.
  Security selection within the Packaging and Cable and Satellite sectors detracted from relative performance.
The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	8.53%	5.16%	5.44%
Bloomberg US Corporate High Yield Bond Index	8.16%	5.47%	5.90%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 463,694,386
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 2,225,765
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$463,694,386
Total number of portfolio holdings	341
Total investment management fees paid	$2,225,765
Portfolio turnover rate	51%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.4%
Convertible Bonds	3.6%
Senior Floating Rate Interests	1.7%
Preferred Stocks	0.3%
Common Stocks	0.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	3.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185705 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class F
Trading Symbol	HIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	7.22%	2.82%	3.21%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000009964 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class Y
Trading Symbol	HIPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	7.19%	2.71%	3.16%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040953 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R5
Trading Symbol	HIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	7.12%	2.72%	3.13%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040952 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R4
Trading Symbol	HIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	6.78%	2.39%	2.82%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040951 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class R3
Trading Symbol	HIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	6.52%	2.09%	2.52%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000035174 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class I
Trading Symbol	HIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	7.08%	2.69%	3.14%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000009963 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class C
Trading Symbol	HIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.63%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	5.05%	1.68%	2.10%
Class C (without 1.00% contingent deferred sales charge)	6.05%	1.68%	2.10%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000009961 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Inflation Plus Fund
Class Name	Class A
Trading Symbol	HIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US TIPS 1-10 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to developed non-U.S. Sovereign Debt was the largest contributor to relative results.
  The Fund’s allocation to Bank Loans and Corporate Credit benefited performance during the period.
Top Detractors to Performance
  The Fund’s underweight position to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from results overall.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
The Fund used derivatives to help implement the overall investment strategy, including interest rate swaps, currency forwards, options, and futures. The Fund’s derivative exposure in aggregate had a negative impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	2.05%	1.49%	2.38%
Class A (without 4.50% maximum front-end sales charge)	6.85%	2.43%	2.86%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
Bloomberg US TIPS Index	6.06%	1.63%	3.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 353,578,661
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,268,456
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$353,578,661
Total number of portfolio holdings	227
Total investment management fees paid	$1,268,456
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	74.1%
Foreign Government Obligations	10.5%
Convertible Bonds	3.9%
Corporate Bonds	3.0%
Senior Floating Rate Interests	2.7%
Asset-Backed & Commercial Mortgage-Backed Securities	1.7%
U.S. Government Agencies^	0.2%
Purchased Options	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	3.0%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class A was changed to 0.125% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class A was changed to 0.125% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009965 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class A
Trading Symbol	HNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.30%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	21.81%	6.16%	6.98%
Class A (without 5.50% maximum front-end sales charge)	28.90%	7.36%	7.59%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009967 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class C
Trading Symbol	HNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.05%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	26.95%	6.55%	6.78%
Class C (without 1.00% contingent deferred sales charge)	27.95%	6.55%	6.78%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000035175 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class I
Trading Symbol	HNCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.98%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	29.29%	7.70%	7.92%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040954 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R3
Trading Symbol	HNCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$179	1.57%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	28.55%	7.07%	7.28%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040955 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R4
Trading Symbol	HNCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$145	1.27%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	28.98%	7.39%	7.60%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000040956 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R5
Trading Symbol	HNCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	29.27%	7.72%	7.93%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000200564 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class R6
Trading Symbol	HNCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	29.50%	7.84%	8.05%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000009968 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class Y
Trading Symbol	HNCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	29.34%	7.74%	7.96%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185707 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Growth Fund
Class Name	Class F
Trading Symbol	HNCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Growth Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove the Technology sector’s performance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Industrials, Financials, and Communication Services sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also contributed to relative returns during the period. An overweight allocation to the Information Technology sector and underweight allocation to the Consumer Staples sector contributed positively.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Advantest (Information Technology), and Spotify (Communication Services).
Top Detractors to Performance
  Security selection within the Materials, Energy, and Consumer Staples sectors detracted from relative performance during the period.
  An overweight allocation to the Consumer Discretionary sector and underweight allocation to the Financials sector detracted from relative returns.
  The largest individual detractors over the period were an out-of-benchmark position in Hon Hai Precision (Information Technology), as well as overweight positions in Adidas (Consumer Discretionary) and Novo Nordisk (Healthcare). The Fund eliminated its positions in Hon Hai Precision and Novo Nordisk at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	29.46%	7.84%	8.03%
MSCI ACWI ex USA Growth Index (Net)	21.77%	7.11%	7.64%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 379,505,120
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,549,965
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$379,505,120
Total number of portfolio holdings (excluding derivatives, if any)	48
Total investment management fees paid	$2,549,965
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.2%
Taiwan	10.8%
United Kingdom	9.8%
Netherlands	8.4%
Germany	7.8%
China	7.1%
Switzerland	6.6%
France	5.9%
United States	5.2%
India	3.2%
Other**	18.9%
Short-Term Investments	1.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185709 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class F
Trading Symbol	IHOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	23.39%	9.77%	7.43%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class Y
Trading Symbol	HAOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	23.28%	9.66%	7.38%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148292 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R6
Trading Symbol	IHOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	23.38%	9.76%	7.44%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040959 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R5
Trading Symbol	IHOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	23.30%	9.65%	7.33%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040958 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R4
Trading Symbol	IHOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	22.95%	9.32%	7.01%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040957 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class R3
Trading Symbol	IHORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.41%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	22.56%	8.98%	6.68%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000064694 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class I
Trading Symbol	IHOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	23.29%	9.67%	7.33%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class C
Trading Symbol	HIOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.87%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.99%	8.49%	6.19%
Class C (without 1.00% contingent deferred sales charge)	21.99%	8.49%	6.19%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Opportunities Fund
Class Name	Class A
Trading Symbol	IHOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI ex USA Index. Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove the Technology sector’s, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. The Fund’s underweight allocations to the Healthcare and Materials sectors, and an overweight allocation to the Communication Services sector contributed positively to performance during the period.
  Security selection within the Information Technology, Utilities, and Communication Services sectors contributed positively to relative performance during the period.
  Top individual contributors over the period were overweight positions in SK hynix (Information Technology), Societe Generale (Financials), and Spotify Technology (Communication Services).
Top Detractors to Performance
  Security selection within the Industrials, Consumer Discretionary, and Financials sectors detracted from relative results during the period.
  An underweight allocation to the Financials sector and an overweight allocation to the Real Estate sector detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Adidas (Consumer Discretionary), SoftBank Group (Communication Services), and London Stock Exchange Group (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.22%	8.10%	6.40%
Class A (without 5.50% maximum front-end sales charge)	22.98%	9.33%	7.01%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,007,344,333
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 24,992,287
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,007,344,333
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$24,992,287
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.9%
Germany	12.2%
United Kingdom	11.5%
France	7.1%
China	6.8%
United States	6.3%
Canada	5.5%
Taiwan	5.0%
South Korea	4.0%
Switzerland	3.4%
Other**	23.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010008 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class A
Trading Symbol	HSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 2.00% maximum front-end sales charge)	3.85%	2.32%	2.48%
Class A (without 2.00% maximum front-end sales charge)	5.97%	2.73%	2.69%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class A was changed to 0.098% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class A was changed to 0.098% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010010 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class C
Trading Symbol	HSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.53%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	4.15%	1.96%	1.92%
Class C (without 1.00% contingent deferred sales charge)	5.15%	1.96%	1.92%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000085295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class I
Trading Symbol	HSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	6.33%	3.03%	2.98%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.075% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.075% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105490 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R3
Trading Symbol	HSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	5.68%	2.53%	2.45%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105491 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R4
Trading Symbol	HSDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	5.97%	2.77%	2.71%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000105492 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R5
Trading Symbol	HSDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	6.23%	2.97%	2.96%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000211747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class R6
Trading Symbol	HSDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	6.38%	3.10%	3.05%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000010011 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class Y
Trading Symbol	HSDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	6.25%	3.00%	2.98%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185721 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Short Duration Fund
Class Name	Class F
Trading Symbol	HSDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) Fixed Income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg 1-3 Year US Government/Credit Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly Industrials and Financials, were the main contributors to relative performance. The largest industry contributors within the sectors were the Fund’s allocation and security selection within Consumer Cyclical, Banking, Communications and REITs.
  The Fund’s duration and yield curve positioning contributed to relative return during the period mainly due to the Fund’s overweight duration position as rates declined.
  The Fund’s allocation to and security selection within securitized sectors, including Asset-Backed Securities (ABS) and Mortgage-Backed Securities (MBS), contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  The fund’s out-of-benchmark allocation to High Yield Credit detracted from returns primarily due to exposure to the Communications sector.
While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the portfolio’s exposure. The hedges detracted modestly over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	6.37%	3.09%	3.05%
Bloomberg 1-3 Year US Government/Credit Index	5.07%	1.84%	1.97%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,109,609,169
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 7,342,632
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$2,109,609,169
Total number of portfolio holdings	711
Total investment management fees paid	$7,342,632
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	47.1%
Asset-Backed & Commercial Mortgage-Backed Securities	21.6%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	8.7%
U.S. Government Agencies^	5.5%
Foreign Government Obligations	0.7%
Municipal Bonds	0.5%
Short-Term Investments	1.8%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000185727 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class F
Trading Symbol	ITBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	6.58%	0.41%	2.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000010045 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class Y
Trading Symbol	HABYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	6.40%	0.34%	2.60%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R6
Trading Symbol	ITBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	6.54%	0.39%	2.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040989 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R5
Trading Symbol	ITBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	6.44%	0.29%	2.56%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040988 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R4
Trading Symbol	ITBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	6.18%	0.05%	2.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000040987 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class R3
Trading Symbol	ITBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	5.77%	(0.31)%	1.92%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000035179 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class I
Trading Symbol	ITBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	6.56%	0.34%	2.56%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.065% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.065% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010044 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class C
Trading Symbol	HABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.56%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	4.25%	(0.78)%	1.46%
Class C (without 1.00% contingent deferred sales charge)	5.25%	(0.78)%	1.46%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000010042 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Total Return Bond Fund
Class Name	Class A
Trading Symbol	ITBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance benefited relative results. Positioning within agency Mortgage-Backed Securities (MBS) pass-throughs had a positive impact. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was also a positive contributor to relative performance, as housing fundamentals remained broadly supportive of the sector. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) also aided performance.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by Industrials. Security selection within Investment Credit also benefited performance.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  The Fund’s duration and yield curve positioning detracted from performance.
  An underweight in Investment Grade Corporates (Industrials and Financials) detracted from relative results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions, and in aggregate, this positioning detracted from results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. The credit default swaps had a muted impact on results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	1.43%	(0.86)%	1.80%
Class A (without 4.50% maximum front-end sales charge)	6.21%	0.06%	2.27%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,536,200,124
Holdings Count | Holding	1,671
Advisory Fees Paid, Amount	$ 12,041,350
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,536,200,124
Total number of portfolio holdings	1,671
Total investment management fees paid	$12,041,350
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	64%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	27.1%
Corporate Bonds	25.9%
Asset-Backed & Commercial Mortgage-Backed Securities	17.6%
Foreign Government Obligations	2.1%
Municipal Bonds	0.5%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	0.9%
Other Assets & Liabilities	(22.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000048995 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	HHMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	(0.51)%	0.38%	1.88%
Class A (without 4.50% maximum front-end sales charge)	4.18%	1.31%	2.35%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,997,543,048
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 5,945,257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	HHMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.43%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	2.26%	0.52%	1.56%
Class C (without 1.00% contingent deferred sales charge)	3.26%	0.52%	1.56%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,997,543,048
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 5,945,257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	HHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	4.37%	1.50%	2.58%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,997,543,048
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 5,945,257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000200566 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	HHMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	4.30%	1.51%	2.57%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	May 31, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,997,543,048
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 5,945,257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185741 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Municipal Opportunities Fund
Class Name	Class F
Trading Symbol	HHMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Overweight to and security selection within Investment-Grade Industrial Development, Port, Airport and Marina and Special Tax sectors were the primary contributors to relative performance.
  Security selection within the High-Yield Industrial Development and Health Care sectors contributed slightly to performance.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was our underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  Duration and yield curve positioning also slightly detracted from performance, mainly as the Fund was overweight in long maturities when rates sold off during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	4.51%	1.63%	2.65%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	4.83%	1.37%	2.29%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,997,543,048
Holdings Count | Holding	782
Advisory Fees Paid, Amount	$ 5,945,257
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,997,543,048
Total number of portfolio holdings (excluding derivatives, if any)	782
Total investment management fees paid	$5,945,257
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	11.8%
New York	9.8%
Texas	9.0%
California	7.3%
Alabama	5.0%
Wisconsin	4.2%
Florida	4.1%
Georgia	3.8%
Pennsylvania	3.7%
Colorado	3.0%
Other Non-Municipal Bonds	0.1%
Other Municipal Bonds*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.1%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class F
Trading Symbol	HSNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	9.45%	3.62%	5.05%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000052097 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class Y
Trading Symbol	HSNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	9.51%	3.55%	5.02%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000148300 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R6
Trading Symbol	HSNVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	9.48%	3.63%	5.09%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105495 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R5
Trading Symbol	HSNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	9.36%	3.54%	5.01%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105494 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R4
Trading Symbol	HSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	9.20%	3.24%	4.69%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105493 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class R3
Trading Symbol	HSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	8.71%	2.89%	4.36%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000049000 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class I
Trading Symbol	HSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	9.45%	3.56%	4.98%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.108% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.108% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048999 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class C
Trading Symbol	HSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.61%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.39%	2.50%	3.93%
Class C (without 1.00% contingent deferred sales charge)	8.39%	2.50%	3.93%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000049001 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Strategic Income Fund
Class Name	Class A
Trading Symbol	HSNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield (HY) was a positive contributor to relative performance. An allocation to Bank Loans Industrial issuers and an allocation to select Convertible Bonds also aided results.
  The Fund’s allocation to securitized sectors benefited results, led by an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), as housing fundamentals remained broadly supportive of the sector. Exposure to Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) also aided performance.
  The Fund’s exposure to Emerging Markets (EM) debt, both EM Corporate and EM Sovereign Debt, contributed positively to performance amid spread tightening.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative results.
  An underweight allocation to Agency Mortgage-Backed Securities (MBS) passthroughs also detracted from relative performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
During the period, the Fund implemented tactical interest rate positions, which overall helped results. The Fund used derivatives to help implement the overall investment strategy, including credit swap indices (CDX and iTRAXX), interest rate swaps, currency forwards, options, and futures. The Fund’s high-yield credit swaps used to manage credit exposure detracted from results overall. EM credit default swap Index (CDX) had a muted impact on results. The Fund’s interest rate swaps had a positive impact on results. Currency forwards and overall futures positioning detracted modestly from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	4.23%	2.30%	4.22%
Class A (without 4.50% maximum front-end sales charge)	9.14%	3.25%	4.70%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,377,319,130
Holdings Count | Holding	1,344
Advisory Fees Paid, Amount	$ 17,960,476
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,377,319,130
Total number of portfolio holdings	1,344
Total investment management fees paid	$17,960,476
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	77%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	29.0%
U.S. Government Agencies^	18.9%
Asset-Backed & Commercial Mortgage-Backed Securities	18.7%
U.S. Government Securities	18.4%
Senior Floating Rate Interests	9.3%
Convertible Bonds	6.8%
Foreign Government Obligations	5.5%
Preferred Stocks	0.9%
Municipal Bonds	0.2%
Common Stocks	0.1%
Warrants	0.0%†
Short-Term Investments	7.2%
Other Assets & Liabilities	(15.0)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000065302 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class A
Trading Symbol	HDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110*	0.97%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 110	[9]
Expense Ratio, Percent	0.97%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	18.86%	9.59%	6.67%
Class A (without 5.50% maximum front-end sales charge)	25.78%	10.83%	7.27%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065304 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class C
Trading Symbol	HDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$201*	1.79%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 201	[10]
Expense Ratio, Percent	1.79%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	23.74%	9.95%	6.43%
Class C (without 1.00% contingent deferred sales charge)	24.74%	9.95%	6.43%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065306 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class I
Trading Symbol	HDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74*	0.65%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 74	[11]
Expense Ratio, Percent	0.65%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	26.24%	11.20%	7.62%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065307 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R3
Trading Symbol	HDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$140*	1.24%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 140	[12]
Expense Ratio, Percent	1.24%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	25.43%	10.53%	6.96%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065308 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R4
Trading Symbol	HDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110*	0.97%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 110	[13]
Expense Ratio, Percent	0.97%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	25.82%	10.84%	7.26%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065309 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R5
Trading Symbol	HDVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76*	0.67%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 76	[14]
Expense Ratio, Percent	0.67%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	26.18%	11.18%	7.58%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class R6
Trading Symbol	HDVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62*	0.55%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 62	[15]
Expense Ratio, Percent	0.55%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	26.28%	11.31%	7.79%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000065305 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class Y
Trading Symbol	HDVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75*	0.66%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 75	[16]
Expense Ratio, Percent	0.66%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	26.24%	11.19%	7.68%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185747 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Equity Fund
Class Name	Class F
Trading Symbol	HDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$62*	0.55%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 62	[17]
Expense Ratio, Percent	0.55%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, easing inflation and increased investment in artificial intelligence (AI) infrastructure. Progress in trade negotiations and fiscal stimulus in Europe helped support investor sentiment despite ongoing geopolitical and economic uncertainties. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Financials, and Information Technology sectors contributed positively to relative performance.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative contributor during the period due to the Fund’s overweight allocations to the Information Technology and Communication Services sectors and underweight allocation to the Energy sector.
  The Fund’s exposure to higher beta names contributed to relative results. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  Top individual contributors over the period were overweight positions in Rheinmetall (Industrials), Foxconn Industrial Internet (Information Technology), and Delta Electronics (Information Technology).
Top Detractors to Performance
  Selection within the Materials, Consumer Discretionary, and Communication Services sectors detracted from relative results.
  Negative effects from the Fund’s underweight allocation to the Financials sector and overweight to the Consumer Discretionary sector detracted from relative results.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Keyence (Information Technology), an underweight position in Hon Hai Precision (Information Technology), and not holding Santander (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	26.28%	11.29%	7.72%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 700,687,994
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 2,929,482
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$700,687,994
Total number of portfolio holdings (excluding derivatives, if any)	436
Total investment management fees paid	$2,929,482
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.4%
China	8.9%
United Kingdom	8.1%
Taiwan	6.9%
France	6.7%
United States	5.3%
Germany	5.2%
Canada	4.0%
Netherlands	4.0%
South Korea	4.0%
Other**	28.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185753 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class F
Trading Symbol	HILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	30.27%	19.45%	9.65%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089186 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class Y
Trading Symbol	HILYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.89%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	30.12%	19.35%	9.59%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000211748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R6
Trading Symbol	HILUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	30.26%	19.44%	9.65%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089185 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R5
Trading Symbol	HILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	30.12%	19.33%	9.54%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089184 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R4
Trading Symbol	HILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.19%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	29.76%	18.96%	9.21%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class R3
Trading Symbol	HILRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$172	1.50%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	29.33%	18.60%	8.87%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class I
Trading Symbol	HILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	30.08%	19.34%	9.56%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.106% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]	Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.106% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class C
Trading Symbol	HILCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.91%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	27.79%	18.11%	8.44%
Class C (without 1.00% contingent deferred sales charge)	28.79%	18.11%	8.44%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089180 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford International Value Fund
Class Name	Class A
Trading Symbol	HILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.17%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI EAFE Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust artificial intelligence (AI) infrastructure investment, cautious trade optimism, and a mixed stance from central banks worldwide. Accelerated spending on automation and generative AI drove technology sector outperformance, lifting broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the MSCI EAFE Value Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection contributed positively to relative results during the period, mainly driven by selection within the Financials, Materials, and Healthcare sectors.
  Underweight allocations to the Real Estate and Healthcare sectors, and an overweight allocation to Communication Services sector contributed positively to relative performance.
  The largest individual contributors over the period were overweight positions in Societe Generale (Financials) and Standard Chartered (Financials), as well as not holding Roche (Healthcare).
Top Detractors to Performance
  The Fund’s underweight allocation to the Financials sector and overweight allocation to the Consumer Discretionary sector contributed negatively to performance.
  Security selection within the Industrials, Communication Services, and Consumer Discretionary sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in WPP (Communication Services), as well as not holding SoftBank Group (Communication Services) and Banco Santander (Financials).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	22.62%	17.67%	8.61%
Class A (without 5.50% maximum front-end sales charge)	29.75%	19.01%	9.22%
MSCI EAFE Value Index (Net)	29.55%	16.79%	7.47%
MSCI EAFE Index (Net)	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,872,162,310
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 60,474,063
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$10,872,162,310
Total number of portfolio holdings	239
Total investment management fees paid	$60,474,063
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.8%
France	11.8%
United Kingdom	11.1%
United States	7.4%
Germany	5.7%
Netherlands	5.3%
Italy	4.2%
Brazil	4.1%
South Korea	4.1%
Hong Kong	3.0%
Other**	20.5%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101254 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class A
Trading Symbol	HLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	6.65%	1.95%	2.75%
Class A (without 4.50% maximum front-end sales charge)	11.68%	2.89%	3.23%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101255 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class C
Trading Symbol	HLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.93%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.71%	2.11%	2.46%
Class C (without 1.00% contingent deferred sales charge)	10.71%	2.11%	2.46%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101256 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class I
Trading Symbol	HLDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.88%	3.11%	3.49%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101257 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R3
Trading Symbol	HLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	11.21%	2.71%	3.05%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101258 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R4
Trading Symbol	HLDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	11.51%	2.86%	3.22%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101259 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class R5
Trading Symbol	HLDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.67%	3.16%	3.49%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101260 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class Y
Trading Symbol	HLDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.87%	3.15%	3.54%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185755 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Emerging Markets Local Debt Fund
Class Name	Class F
Trading Symbol	HLDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2025, emerging local markets debt had positive total returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Emerging Markets (EM) currencies appreciated, while EM rates also had positive impact. Latin America was the best-performing region in the Index. Fund performance described below is relative to the JP Morgan GBI Emerging Markets Global Diversified Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Nigeria contributed positively to relative performance.
  The Fund’s overweight to long-dated local sovereign debt in Turkey contributed positively to relative performance.
  An out-of-benchmark allocation to Egyptian Pound contributed positively to relative performance.
Top Detractors to Performance
  The Fund’s underweight to local duration in Thailand detracted from relative performance.
  The Fund’s underweight to the short-and mid-dated local sovereign debt in Indonesia detracted from relative performance.
  The Fund’s overweight to the short-and long-dated, and underweight to the mid-dated local sovereign debt in Poland detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.87%	3.23%	3.58%
JP Morgan GBI Emerging Markets Global Diversified Index	13.06%	2.33%	3.13%
Bloomberg Global Aggregate Index	5.69%	(1.63)%	1.10%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 30,000,523
Holdings Count | Holding	597
Advisory Fees Paid, Amount	$ 196,955
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$30,000,523
Total number of portfolio holdings	597
Total investment management fees paid	$196,955
Portfolio turnover rate	122%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	62.0%
Corporate Bonds	31.9%
Convertible Bonds	0.6%
Purchased Options	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	4.8%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]
Effective February 28, 2025, “Call Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk. Effective September 30, 2025, “China Investments Risk” was added as a principal risk of the Fund.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185757 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HERFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	26.63%	10.31%	8.60%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101265 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HERYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	26.47%	10.18%	8.52%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000200569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	HERVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	26.65%	10.30%	8.62%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101264 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HERTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$122	1.08%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	26.49%	10.07%	8.37%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101263 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HERSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$162	1.43%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	26.09%	9.77%	8.11%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101262 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HERRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$192	1.70%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	25.74%	9.52%	7.84%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101261 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.15%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	26.29%	10.11%	8.45%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101267 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	2.20%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	24.10%	8.96%	7.30%
Class C (without 1.00% contingent deferred sales charge)	25.10%	8.96%	7.30%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101266 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.45%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI Emerging Markets Index. Artificial intelligence-driven growth and stimulus measures supported Asia’s outlook, even as China faced persistent property market challenges and deflationary pressures. Trade tensions and shifting tariff policies, especially between China, the United States, and Mexico, played a central role in shaping regional strategies, with Mexico imposing steep tariffs on Asian imports and China negotiating temporary relief. Central banks diverged in response as Brazil held firm on tight monetary policy, while Mexico, India, and China leaned on rate cuts and fiscal support. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Selection within the Financials, Industrials, and Real Estate sectors contributed positively to performance during the period.
  Top individual contributors over the period were overweight positions in Hyundai Rotem (Industrials) and China CITIC Bank (Financials) as well as an out-of-benchmark allocation to Harmony Gold Mining (Materials).
Top Detractors to Performance
  The Fund’s overweight allocation to the Real Estate and the Consumer Staples sectors was a primary detractor to performance during the period.
  Security selection within the Information Technology and Healthcare sectors also detracted from relative performance.
  The largest individual detractors over the period were an overweight position in Xiaomi (Information Technology) and Coal India (Energy) as well as our underweight position in Alibaba Group Holding (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	19.11%	8.53%	7.50%
Class A (without 5.50% maximum front-end sales charge)	26.04%	9.77%	8.11%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 487,847,937
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 3,664,208
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$487,847,937
Total number of portfolio holdings (excluding derivatives, if any)	220
Total investment management fees paid	$3,664,208
Portfolio turnover rate	109%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	29.2%
Taiwan	20.4%
South Korea	14.2%
India	13.3%
Brazil	3.7%
United Arab Emirates	3.2%
South Africa	3.1%
Thailand	2.1%
Mexico	1.8%
Saudi Arabia	1.7%
Other**	5.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000101268 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class A
Trading Symbol	HWDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	0.71%	0.51%	1.37%
Class A (without 4.50% maximum front-end sales charge)	5.46%	1.44%	1.84%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101269 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class C
Trading Symbol	HWDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$178	1.74%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	3.76%	0.71%	1.10%
Class C (without 1.00% contingent deferred sales charge)	4.76%	0.71%	1.10%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101270 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class I
Trading Symbol	HWDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	5.80%	1.73%	2.12%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101271 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R3
Trading Symbol	HWDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$137	1.34%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	5.15%	1.09%	1.51%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101272 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R4
Trading Symbol	HWDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	5.51%	1.41%	1.83%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101273 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R5
Trading Symbol	HWDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	5.79%	1.71%	2.12%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148301 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class R6
Trading Symbol	HWDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	5.97%	1.84%	2.23%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000101274 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class Y
Trading Symbol	HWDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	5.87%	1.73%	2.16%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185759 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford World Bond Fund
Class Name	Class F
Trading Symbol	HWDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow.
Top Contributors to Performance
  The Fund’s strategic duration, which is defined by allocations to high quality, global sovereign debt exposure, generated positive total returns. The Fund’s bias towards owning more long end debt against front end debt to developed sovereign yields added to performance as front-end yields declined more steeply than the long end. U.S. Treasury yields fell across the curve on safe-haven demand amid regional bank fraud disclosures and government shutdown concerns, with softer consumer sentiment adding pressure. In Europe, United Kingdom (U.K.) gilt yields dropped sharply after inflation undershot expectations and signs of fiscal discipline emerged ahead of the November budget. Bond yields declined on weak industrial output, while improved political stability in France supported risk appetite.
  The Fund’s currency strategies also added to performance. The U.S. Dollar (USD) rebounded from its decline in the first half of 2025, benefiting the Fund’s tactical USD long. The Fund’s long exposure to Group of Ten (G10) currencies, notably Euro (EUR), Canadian Dollar (CAD), Australian Dollar (AUD), and New Zealand Dollar (NZD) also generated positive performance. Currencies viewed to hold their value during times of uncertainty, otherwise known as safe-haven currencies, strengthened as investors sought shelter amid global volatility.
  The Fund’s credit strategies also contributed to total returns. The Fund’s exposure to securitized, higher yield, investment grade corporate issuers and emerging market debts added to performance.
Top Detractors to Performance
  While the Fund is managed in a benchmark-agnostic style, total returns in the period trailed compared to the Bloomberg US Aggregate Bond Index due to lower duration and detracted against unhedged global treasury indices due to a higher relative USD exposure.
  The Fund’s tactical short duration exposure in Canada detracted as Canadian bond yields declined.
During the period, the Fund used liquid currency forwards and exchange-traded government bond futures, as well as credit default swaps, index credit default swaps, and interest rate, bond, index and currency futures, and/or options in pursuit of the investment objective as well as to hedge against risk. The use of derivatives contributed positively to performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	5.99%	1.82%	2.21%
Bloomberg Global Treasury Index	4.35%	(3.17)%	0.26%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
FTSE World Government Bond Index	4.95%	(3.04)%	0.38%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective March 31, 2025, the Bloomberg Global Treasury Index replaced the FTSE World Government Bond Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,855,736,406
Holdings Count | Holding	2,372
Advisory Fees Paid, Amount	$ 21,795,345
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$3,855,736,406
Total number of portfolio holdings	2,372
Total investment management fees paid	$21,795,345
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	103%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	58.9%
Corporate Bonds	13.6%
Asset-Backed & Commercial Mortgage-Backed Securities	8.4%
U.S. Government Securities	5.1%
U.S. Government Agencies^	1.8%
Senior Floating Rate Interests	1.6%
Purchased Options	0.2%
Convertible Bonds	0.1%
Common Stocks	0.0%†
Short-Term Investments	9.1%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185761 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class F
Trading Symbol	HFHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	7.69%	5.77%	4.97%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105109 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class Y
Trading Symbol	HFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	7.58%	5.72%	4.97%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105108 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R5
Trading Symbol	HFHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	7.55%	5.75%	5.09%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105107 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R4
Trading Symbol	HFHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	7.22%	5.43%	4.67%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105106 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class R3
Trading Symbol	HFHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$137	1.32%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	6.90%	5.10%	4.36%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105105 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class I
Trading Symbol	HFHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	7.49%	5.69%	4.89%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105104 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class C
Trading Symbol	HFHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	5.44%	4.66%	3.88%
Class C (without 1.00% contingent deferred sales charge)	6.44%	4.66%	3.88%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000105103 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Low Duration High Income Fund
Class Name	Class A
Trading Symbol	HFHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the ICE BoA 1-3 Year BB-B US Cash Pay High Yield Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors contributed positively to relative performance. Asset-Backed Securities (ABS) and Collateralized Loan Obligations (CLOs) were strong contributors during the period. Exposure to other securitized sectors, including Commercial Mortgage-Backed Securities (CMBS) and Non-Agency Residential Mortgage-Backed Securities (NA RMBS), also added to returns.
  The Fund’s allocation to Investment-Grade Credit contributed to results, driven by positioning within Financials. Our out-of-benchmark exposure to finance companies, insurance, and REITs supported performance.
  Duration and yield curve positioning supported relative performance. The Fund maintained an overweight duration stance, which benefited as rates declined during the period.
Top Detractors to Performance
  The Fund’s allocation to and security selection within High Yield Credit was a relative detractor during the period.
  The Fund’s security selection within Investment Grade Credit was also a relative detractor during the period, particularly in the Energy and Consumer Cyclical sectors.
Derivatives were not utilized in a significant manner in this Fund during the period. During this period, the Fund used Treasury futures for duration management, which had no material impact to the Fund's performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	4.14%	4.80%	4.35%
Class A (without 3.00% maximum front-end sales charge)	7.36%	5.45%	4.67%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	7.13%	5.82%	5.20%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,502,796
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 875,739
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,502,796
Total number of portfolio holdings	317
Total investment management fees paid	$875,739
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	47.5%
Corporate Bonds	24.8%
U.S. Government Agencies^	13.4%
Senior Floating Rate Interests	12.5%
Common Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000156246 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class A
Trading Symbol	HMKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	(0.97)%	(0.03)%	1.87%
Class A (without 4.50% maximum front-end sales charge)	3.70%	0.90%	2.34%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 74,430,412
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 271,711
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000156247 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class C
Trading Symbol	HMKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	2.03%	0.17%	1.77%
Class C (without 1.00% contingent deferred sales charge)	3.03%	0.17%	1.77%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 74,430,412
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 271,711
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000156248 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class I
Trading Symbol	HMKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	3.94%	1.15%	2.58%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 74,430,412
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 271,711
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000185771 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Municipal Bond Fund
Class Name	Class F
Trading Symbol	HMKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight allocation in the middle end segments of the curve during the period as rates rallied.
  Security selection within High-Yield Revenue Bonds added to relative performance.
  Security selection within Investment-Grade Special Tax, Student Loans, Utilities, and Industrial Development also contributed to relative returns.
Top Detractors to Performance
  Security selection within Investment-Grade GO Bonds detracted from relative performance, particularly in Local and State GOs.
  Sector allocation within Investment-Grade Health Care detracted from relative performance.
  The Fund’s out-of-benchmark allocation to High-Yield GO Bonds also detracted from performance, specifically Local High-Yield GOs.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	4.01%	1.20%	2.63%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 74,430,412
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 271,711
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$74,430,412
Total number of portfolio holdings (excluding derivatives, if any)	221
Total investment management fees paid	$271,711
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	10.9%
Texas	8.4%
New York	7.3%
Pennsylvania	6.6%
California	5.7%
Massachusetts	5.0%
Wisconsin	4.7%
Rhode Island	4.4%
South Carolina	4.1%
Michigan	3.9%
Other Non-Municipal Bonds	0.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.9%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

C000185773 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class F
Trading Symbol	HMJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	3.95%	1.68%	1.81%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 38,338,801
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 131,790
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000156251 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class I
Trading Symbol	HMJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	3.97%	1.61%	1.76%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 38,338,801
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 131,790
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000156250 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class C
Trading Symbol	HMJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.44%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	1.90%	0.61%	0.95%
Class C (without 1.00% contingent deferred sales charge)	2.90%	0.61%	0.95%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 38,338,801
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 131,790
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000156249 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Short Duration Fund
Class Name	Class A
Trading Symbol	HMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-Exempt Municipal Bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated positive total returns for the trailing twelve-month period ending October 31, 2025. This index delivered higher returns than duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated General Obligation Municipal Bonds (GOs) decreased during the period, as did the yield on 10-year Treasuries. Lower yields were driven by a combination of United States Federal Reserve rate cuts and attractive municipal valuations following a period of issuance-driven underperformance in the first half of the year. Fund performance described below is relative to the Bloomberg Municipal Bond Short 1-5 Year Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment-Grade Port, Airport and Marina, Industrial Development, Lease, and Tax sectors were the primary contributors to relative performance.
  Duration and yield curve positioning supported benchmark-relative returns. The Fund maintained an overweight in the 5- and 10-year segments of the curve during the period as rates rallied.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was an underweight position in Investment-Grade GO bonds, namely State and Local GOs.
  An underweight allocation to Investment-Grade Pre-Refunded Debt also slightly detracted from relative returns.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	(0.98)%	0.46%	1.07%
Class A (without 4.50% maximum front-end sales charge)	3.68%	1.39%	1.53%
Bloomberg Municipal Bond Short 1-5 Year Index	3.68%	1.34%	1.59%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 38,338,801
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 131,790
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$38,338,801
Total number of portfolio holdings (excluding derivatives, if any)	160
Total investment management fees paid	$131,790
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by State
Illinois	12.8%
Texas	11.3%
Alabama	8.1%
New York	5.9%
Pennsylvania	5.1%
Wisconsin	4.8%
Rhode Island	4.2%
California	3.8%
Georgia	3.6%
Mississippi	2.7%
Other Municipal Bonds*	36.3%
Short-Term Investments	0.6%
Other Assets & Liabilities	0.8%
Total	100.0%
*	Ten largest state allocations are presented. Additional state allocations are found in Other Municipal Bonds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166660 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class A
Trading Symbol	HEOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class A (with 5.50% maximum front-end sales charge)	8.99%	8.67%	10.76%
Class A (without 5.50% maximum front-end sales charge)	15.33%	9.91%	11.41%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166661 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class C
Trading Symbol	HEONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$208	1.94%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class C (with 1.00% contingent deferred sales charge)	13.52%	9.08%	10.83%
Class C (without 1.00% contingent deferred sales charge)	14.52%	9.08%	10.83%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166662 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class I
Trading Symbol	HEOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class I	15.69%	10.23%	11.73%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166663 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R3
Trading Symbol	HEORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$152	1.41%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R3	15.15%	9.75%	11.45%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166664 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R4
Trading Symbol	HEOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$119	1.11%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R4	15.18%	10.01%	11.53%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166665 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R5
Trading Symbol	HEOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R5	15.77%	10.31%	11.75%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166666 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class R6
Trading Symbol	HEOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class R6	15.92%	10.44%	11.88%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000166667 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class Y
Trading Symbol	HEOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class Y	15.86%	10.33%	11.81%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185775 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Climate Opportunities Fund
Class Name	Class F
Trading Symbol	HEOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI Index (Net), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, modestly contributed to relative performance due to the Fund’s lack of exposure to the Health Care sector and underweight exposure to the Consumer Staples sector.
  Security selection within the Communication Services sector added to relative returns during the period.
  Top individual contributors over the period were out of benchmark allocations to NEXTracker  (Industrials), WESCO International (Industrials) and UL Solutions (Industrials) and an overweight to Vertiv Holdings (Industrials) and Swiss RE (Financials).
Top Detractors to Performance
  Sector allocation detracted from results within the period, driven by the Fund’s underweight within the Information Technology sector and overweight to the Consumer Discretionary sector.
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology and Financials sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), overweights to Carlisle (Industrials) and Smurfit WestRock (Materials), and an out-of-benchmark allocation to Boise Cascade (Industrials).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 29, 2016)
Class F	15.95%	10.45%	11.87%
MSCI ACWI Index (Net)	22.64%	14.61%	12.78%

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 123,330,071
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 766,044
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$123,330,071
Total number of portfolio holdings (excluding derivatives, if any)	97
Total investment management fees paid	$766,044
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	46.6%
Information Technology	19.6%
Utilities	7.5%
Consumer Discretionary	7.0%
Financials	5.1%
Materials	4.9%
Communication Services	3.5%
Consumer Staples	3.2%
Real Estate	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185166 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class F
Trading Symbol	HGXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class F	9.43%	7.23%	9.55%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class Y
Trading Symbol	HGXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class Y	9.37%	7.13%	9.48%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R6
Trading Symbol	HGXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R6	9.43%	7.24%	9.54%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175601 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R5
Trading Symbol	HGXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R5	9.31%	7.10%	9.42%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175600 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R4
Trading Symbol	HGXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R4	8.96%	6.78%	9.14%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class R3
Trading Symbol	HGXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$147	1.41%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class R3	8.65%	6.46%	8.88%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class I
Trading Symbol	HGXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class I	9.20%	7.03%	9.39%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class C
Trading Symbol	HGXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.94%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class C (with 1.00% contingent deferred sales charge)	7.12%	5.90%	8.28%
Class C (without 1.00% contingent deferred sales charge)	8.12%	5.90%	8.28%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000175596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Global Impact Fund
Class Name	Class A
Trading Symbol	HGXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Central banks worldwide diverged on policy amid mixed economic and inflation signals. Despite this, the JPMorgan Global Composite PMI pointed to a broadening economic upswing as global activity accelerated throughout the summer, with August output advancing at its fastest pace since June 2024. In October, the United States (U.S.) Federal Reserve delivered its second interest rate cut of 2025, though Chair Powell maintained a cautious tone regarding expectations for further cuts. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within Health Care and Consumer Discretionary contributed to relative performance.
  The Fund’s lack of exposure to Energy and underweight allocation to Materials also contributed.
  Top relative individual contributors over the period were out-of-benchmark positions in Chroma ATE (Information Technology), NextTracker (Industrials) and Modine Manufacturing (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance. Weak selection within Industrials, Information Technology, and Consumer Staples detracted most.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from returns during the period, driven by the Fund’s overweight to Health Care and underweight to Information Technology.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and out-of-benchmark positions in Tetra Tech (Industrials) and Arcadis (Industrials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	Since Inception (February 28, 2017)
Class A (with 5.50% maximum front-end sales charge)	2.93%	5.51%	8.31%
Class A (without 5.50% maximum front-end sales charge)	8.92%	6.71%	9.02%
MSCI ACWI Index (Net)	22.64%	14.61%	11.78%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 322,473,112
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,728,177
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$322,473,112
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$1,728,177
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	27.4%
Information Technology	18.9%
Health Care	15.9%
Financials	11.8%
Consumer Discretionary	10.7%
Consumer Staples	5.5%
Communication Services	2.8%
Materials	2.8%
Real Estate	1.4%
Short-Term Investments	1.2%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000236422 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class A
Trading Symbol	HDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class A (with 4.50% maximum front-end sales charge)	1.44%	4.70%
Class A (without 4.50% maximum front-end sales charge)	6.22%	6.13%
Bloomberg US Aggregate Bond Index	6.16%	2.87%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,401,538,368
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 12,444,936
Investment Company Portfolio Turnover	798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

C000236424 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class C
Trading Symbol	HDBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.69%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class C (with 1.00% contingent deferred sales charge)	4.41%	5.42%
Class C (without 1.00% contingent deferred sales charge)	5.41%	5.42%
Bloomberg US Aggregate Bond Index	6.16%	2.87%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,401,538,368
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 12,444,936
Investment Company Portfolio Turnover	798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236423 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class I
Trading Symbol	HDBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class I	6.47%	6.37%
Bloomberg US Aggregate Bond Index	6.16%	2.87%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,401,538,368
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 12,444,936
Investment Company Portfolio Turnover	798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

C000236425 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R5
Trading Symbol	HDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class R5	6.46%	6.41%
Bloomberg US Aggregate Bond Index	6.16%	2.87%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,401,538,368
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 12,444,936
Investment Company Portfolio Turnover	798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

C000236421 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class R6
Trading Symbol	HDBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class R6	6.58%	6.51%
Bloomberg US Aggregate Bond Index	6.16%	2.87%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,401,538,368
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 12,444,936
Investment Company Portfolio Turnover	798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236420 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class Y
Trading Symbol	HDBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class Y	6.45%	6.40%
Bloomberg US Aggregate Bond Index	6.16%	2.87%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,401,538,368
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 12,444,936
Investment Company Portfolio Turnover	798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

C000236419 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dynamic Bond Fund
Class Name	Class F
Trading Symbol	HDBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The US Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to Investment Grade Credit and an allocation to High Yield Credit were among the top contributors to the positive results.
  The Fund’s allocation to Emerging Market Corporates, both Investment Grade and High Yield, as well as Government-Related Credit positioning contributed positively to relative results.
  The Fund’s duration and yield curve positioning contributed positively to performance during the period.
Top Detractors to Performance
  The Fund’s lack of allocation to securitized sectors, including Mortgage-Backed Securities (MBS), Commercial Mortgage-Backed Securities, and Asset-Backed Securities (ABS) detracted from relative performance.
  Lack of exposure to Taxable Municipals was also a modest detractor from relative results.
During the period, the Fund employed the tactical use of interest rate futures and credit default index swaps to hedge exposure and gain liquid exposure to credit risk. Credit default index swaps contributed positively to performance while interest rate future positions modestly detracted from results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	Since Inception (June 07, 2022)
Class F	6.59%	6.51%
Bloomberg US Aggregate Bond Index	6.16%	2.87%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,401,538,368
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 12,444,936
Investment Company Portfolio Turnover	798.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$3,401,538,368
Total number of portfolio holdings	129
Total investment management fees paid	$12,444,936
Portfolio turnover rate	798%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	62.1%
Corporate Bonds	31.2%
Foreign Government Obligations	0.2%
Preferred Stocks	0.1%
Short-Term Investments	5.1%
Other Assets & Liabilities	1.3%
Total	100.0%

[1]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[2]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[3]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[4]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[5]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[6]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[7]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[8]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[9]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[10]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[11]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[12]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[13]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[14]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[15]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[16]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[17]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.